GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
GOODWILL AND INTANGIBLE ASSETS
Summary of amortized and indefinite-lived intangible assets

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$6,453,750	$(911,544)	$5,542,206
	6,453,750	(911,544)	5,542,206

Indefinite-lived:
Brand name	$11,236,920	—	11,236,920
	$17,690,670	$(911,544)	$16,779,126